Condensed Financial Information of Registrant - Condensed Statements of Cash Flows (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net cash provided by operating activities		$ 278	$ 648	$ 1,125	$ 1,060	$ 190
Investing activities:
Dividends received from subsidiaries		0	0	0		0
Payments to Acquire Marketable Securities		974	993	1,923	953	770
Proceeds from sales and maturities of investments		812	541	1,126	633	400
Payments to Acquire Machinery and Equipment		102	66	132	115	98
Net cash used in investing activities		(273)	(557)	(1,420)	(536)	(543)
Financing activities:
Proceeds from senior notes offerings, net of issuance costs				689	123	538
Proceeds from common stock offering, net of issuance costs	$ 373	0	373	373	0	0
Proceeds from sale-leaseback transactions				0	0	159
Purchase of call option				0	0	(149)
Proceeds from issuance of warrants				0	0	75
Treasury stock purchases				0	0	(53)
Principal payment on term loan of subsidiary				0	0	(48)
Repayment of amount borrowed under credit facility				0	0	(40)
Proceeds from employee stock plans		10	8	18	14	9
Principal payments on convertible senior notes				0	(10)	0
Other, net		1	3	5	2	2
Net cash provided by financing activities		11	384	1,085	79	493
Net increase in cash and cash equivalents		16	475	790	603	140
Cash and cash equivalents at beginning of period		2,329	1,539	1,539	936	796
Cash and cash equivalents at end of period	$ 2,014	2,345	2,014	2,329	1,539	936
Parent Company
Operating activities:
Net cash provided by operating activities				113	74	63
Investing activities:
Capital contributions to subsidiaries				(770)	(292)	(166)
Dividends received from subsidiaries				142	0	24
Payments to Acquire Marketable Securities				244
Purchases of investments					(129)	(363)
Proceeds from sales and maturities of investments				118
Proceeds from sales and maturities of investments					263	98
Payments to Acquire Machinery and Equipment				91
Purchases of equipment					(94)	(77)
Change in amounts due to/from affiliates				(68)	16	(6)
Other, net				0	8	(6)
Net cash used in investing activities				(913)	(228)	(496)
Financing activities:
Proceeds from senior notes offerings, net of issuance costs				689	123	538
Proceeds from common stock offering, net of issuance costs				373	0	0
Proceeds from sale-leaseback transactions				0	0	159
Purchase of call option				0	0	(149)
Proceeds from issuance of warrants				0	0	75
Treasury stock purchases				0	0	(53)
Principal payment on term loan of subsidiary				0	0	(47)
Repayment of amount borrowed under credit facility				0	0	(40)
Proceeds from employee stock plans				18	14	9
Principal payments on convertible senior notes				0	(10)	0
Other, net				5	2	2
Net cash provided by financing activities				1,085	129	494
Net increase in cash and cash equivalents				285	(25)	61
Cash and cash equivalents at beginning of period		$ 360	$ 75	75	100	39
Cash and cash equivalents at end of period				$ 360	$ 75	$ 100